Financial Instruments And Risks - Summary of Credit Risk Exposure Of The Financial Instruments Under The Scope of Expected Credit Loss (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	¥ 218,756,723	¥ 126,389,783
Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	216,363,013	124,595,435
Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	1,263,965	644,478
Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	627,723	1,068,495
Purchased or originated creditimpaired financial assets [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	502,022	81,375
On Balance Sheet Exposure [Member] | Financial assets at amortised cost, class [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	3,784,613	6,563,969
On Balance Sheet Exposure [Member] | Financial assets at amortised cost, class [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	2,697,852	5,507,707
On Balance Sheet Exposure [Member] | Financial assets at amortised cost, class [member] | Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	584,739	974,887
On Balance Sheet Exposure [Member] | Financial assets at amortised cost, class [member] | Purchased or originated creditimpaired financial assets [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	502,022	81,375
On Balance Sheet Exposure [Member] | Loans to consumers [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	214,972,110	119,825,814
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	213,665,161	119,087,728
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	1,263,965	644,478
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	42,984	93,608
Off Balance Sheet Exposure [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	64,731,369	20,969,026
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	64,731,369	20,969,026
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	64,416,918	20,898,499
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member] | Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	¥ 314,451	¥ 70,527